ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Components of accrued expenses

(in thousands of $)	2018	2017
Vessel operating and drydocking expenses	24,041	10,978
Administrative expenses	11,042	9,572
Interest expense	97,688	84,249
Current tax payable	463	1,096
	133,234	105,895